Alambic Mid Cap Growth Plus Fund
ALAMBIC MID CAP GROWTH PLUS FUND SUMMARY
INVESTMENT OBJECTIVE
The Alambic Mid Cap Growth Plus Fund (the "Fund") seeks long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Alambic Mid Cap Growth Plus Fund Alambic Mid Cap Growth Plus Fund Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alambic Mid Cap Growth Plus Fund Alambic Mid Cap Growth Plus Fund Shares
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	15.52%
Total Annual Fund Operating Expenses	16.22%
Less Management Fee Reductions and/or Expense Reimbursements	(15.37%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.85%
[1]	Alambic Investment Management, LP (the "Adviser") has contractually agreed, until January 1, 2019, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) to an amount not exceeding 0.85% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to January 1, 2019, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until January 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Alambic Mid Cap Growth Plus Fund | Alambic Mid Cap Growth Plus Fund Shares | USD ($)	87	3,097	5,470	9,429

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal period ended August 31, 2017, the Fund's portfolio turnover rate was 217% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its net assets (including the amount of any borrowing for investment purposes) in equity of middle capitalization ("mid-cap") companies, which the Fund defines as those companies that have a market capitalization at the time of purchase equal to or less than the Russell Mid Cap® Index (between $2.4 billion and $29.4 billion as of May 12, 2017). The equity securities in which the Fund will primarily invest include U.S.-listed and U.S. dollar-denominated common stock, preferred stock, and convertible stocks; shares in real-estate investment trusts ("REITs"); and investments in foreign equity securities through U.S. stock exchange-listed American Depository Receipts ("ADRs"). The Fund invests in securities of companies operating in a broad range of industries and sectors, although it may focus on sectors depending on market conditions and investment opportunities.

The Adviser to the Fund uses the systematic application of fundamental analysis practices and other quantitative methods as the primary forces driving investment selection. Our proprietary return forecasting model consider the following categories of factors:

•	Fundamental Valuation that analyzes revenues, cash flows, earnings, enterprise value, and price-to-book factors;

•	Fundamental Quality, that includes asset and inventory turnover ratios;

•	Behavioral Components, such as a tendency for investors to generally be over excited about very high-growth companies continuing to grow quickly or to be overly optimistic about very low growth companies recovering quickly, which may impact both the fundamental valuation and fundamental quality factors; and

•	Momentum Indicators, such as increasing cash flows, that affect the growth rate of issuers.

Through this model, the Adviser identifies and invests in those securities of companies across a range of market segments the Adviser believes have above-average growth potential.

The Fund may engage in active trading of securities as part of its principal investment strategy.

The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund's portfolio.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index or other funds with similar investment objectives and strategies. The Adviser's method of security selection may not be successful. In addition, the Adviser may select investments that fail to perform as anticipated.

Equity Securities Risk. The equity portion of the Fund's portfolio will generally be comprised of U.S. common stock and may include preferred stock and convertible securities. Equity prices are volatile and the value of such securities in the Fund's portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Under such circumstances, the price of the Fund's shares will also decline.

•	Convertible Securities Risk. Convertible securities are securities that are convertible into common stock and include convertible bonds, convertible preferred stocks, and warrants. Convertible securities are subject to the risks of both debt securities and equity securities.

•	Mid-Capitalization Risk. Investments in equity securities issued by mid-capitalization companies may be more susceptible to economic, market, and industry changes than equity securities issued by larger companies because mid-capitalization companies can have less seasoned management experience, less financial resources, narrower product diversification, and less competitive strength than larger companies.

•	Preferred Stock Risk. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Preferred stock is subject to interest rate risk, and may have mandatory sinking fund or call provisions, which can have a negative impact on the stock's price when interest rates decline.

•	REIT Risk. The Fund may invest in equity securities issued by REITs, which are investment vehicles that generally hold income-producing real-estate related assets. Securities issued by REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. REITs are susceptible to real estate risks, including risks related to changes in interest rates, changes in property taxes, operating expenses, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems. REIT operating expenses are separate from those of the Fund and, therefore, the Fund's investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

•	ADR Risk. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Growth Investing Risk. Investments in growth stocks present the risks that the stocks' valuation growth will not be realized, the stocks react differently than the market as whole or other types of stock, and the stocks are more sensitive to changes in their companies' earnings and more volatile than other types of stock. In addition, the Fund's growth investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund's performance.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance.

New Fund Risk. The Fund was formed in 2016 and has limited operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or growing to an economically viable size.

Portfolio Turnover Risk. The Adviser's investment process is expected to result in a high portfolio turnover rate. Frequent and active trading may result in greater expenses to the Fund, which may then reduce the Fund's returns and increase taxable distributions to shareholders.

Quantitative Model Risk. The Adviser uses a proprietary quantitative model that may be subject to programming errors, poor data sets, and disruptions or obsolescence in technology.

Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund's shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund's share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors.

PERFORMANCE SUMMARY

The Fund is still new and therefore does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-890-8988 or by visiting the Fund's website at www.alambicfunds.com.

Alambic Mid Cap Value Plus Fund
ALAMBIC MID CAP VALUE PLUS FUND SUMMARY
INVESTMENT OBJECTIVE
The Alambic Mid Cap Value Plus Fund (the "Fund") seeks long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Alambic Mid Cap Value Plus Fund Alambic Mid Cap Value Plus Fund Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alambic Mid Cap Value Plus Fund Alambic Mid Cap Value Plus Fund Shares
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	16.33%
Total Annual Fund Operating Expenses	17.03%
Less Management Fee Reductions and/or Expense Reimbursements	(16.18%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.85%
[1]	Alambic Investment Management, LP (the "Adviser") has contractually agreed, until January 1, 2019, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of the Fund's business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") to an amount not exceeding 0.85% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to January 1, 2019, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until January 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Alambic Mid Cap Value Plus Fund | Alambic Mid Cap Value Plus Fund Shares | USD ($)	87	3,220	5,645	9,572

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal period ended August 31, 2017, the Fund's portfolio turnover rate was 239% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its net assets (including the amount of any borrowing for investment purposes) in equity of middle capitalization ("mid-cap") companies, which the Fund defines as those companies that have a market capitalization at the time of purchase equal to or less than the Russell Mid Cap® Index (between $2.4 billion and $29.4 billion as of May 12, 2017). The equity securities in which the Fund will primarily invest include U.S.-listed and U.S. dollar-denominated common stock, preferred stock, and convertible stocks; shares in real-estate investment trusts ("REITs"); and investments in foreign equity securities through U.S. stock exchange-listed American Depository Receipts ("ADRs"). The Fund invests in securities of companies operating in a broad range of industries and sectors, although it may focus on sectors depending on market conditions and investment opportunities.

The Adviser to the Fund uses quantitative and fundamental analysis, and a proprietary "stock selection" model that considers the following categories of factors:

•	Fundamental Valuation that analyzes cash flows, earnings, enterprise value, and price-to-book factors;

•	Fundamental Quality: that includes asset and inventory turnover ratios;

•	Behavioral Components, such as a tendency for investors to generally be over excited about very high-growth companies continuing to grow quickly or to be overly optimistic about very low growth companies recovering quickly, which may impact both the fundamental valuation and fundamental quality factors; and

•	Momentum Indicators, such as increasing cash flows, that affect the growth rate of issuers.

Through this model, the Adviser identifies price discrepancies in securities across a range of market segments, and then invests in those securities the Adviser believes are underpriced.

The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund's portfolio.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies. The Adviser's method of security selection may not be successful. In addition, the Adviser may select investments that fail to perform as anticipated.

Equity Securities Risk. The equity portion of the Fund's portfolio will generally be comprised of U.S. common stock and may include preferred stock and convertible securities. Equity prices are volatile and the value of such securities in the Fund's portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Under such circumstances, the price of the Fund's shares will also decline.

•	Convertible Securities Risk. Convertible securities are securities that are convertible into common stock and include convertible bonds, convertible preferred stocks, and warrants. Convertible securities are subject to the risks of both debt securities and equity securities.

•	Mid-Capitalization Risk. Investments in equity securities issued by mid-capitalization companies may be more susceptible to economic, market, and industry changes than equity securities issued by larger companies because mid-capitalization companies can have less seasoned management experience, less financial resources, narrower product diversification, and less competitive strength than larger companies.

•	Preferred Stock Risk. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Preferred stock is subject to interest rate risk, and may have mandatory sinking fund or call provisions, which can have a negative impact on the stock's price when interest rates decline.

•	REIT Risk. The Fund may invest in equity securities issued by REITs, which are investment vehicles that generally hold income-producing real-estate related assets. Securities issued by REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. REITs are susceptible to real estate risks, including risks related to changes in interest rates, changes in property taxes, operating expenses, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems. REIT operating expenses are separate from those of the Fund and, therefore, the Fund's investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

•	ADR Risk. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance.

New Fund Risk. The Fund was formed in 2016 and has limited operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or growing to an economically viable size.

Portfolio Turnover Risk. The Adviser's investment process is expected to result in a high portfolio turnover rate. Frequent and active trading may result in greater expenses to the Fund, which may then reduce the Fund's returns and increase taxable distributions to shareholders.

Quantitative Model Risk. The Adviser uses a proprietary quantitative model that may be subject to programming errors, poor data sets, and disruptions or obsolesce in technology.

Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund's shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund's share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors.

Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value. In addition, the Fund's value investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund's performance.

PERFORMANCE SUMMARY

The Fund is still new and therefore does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-890-8988 or by visiting the Fund's website at www.alambicfunds.com.

Alambic Small Cap Growth Plus Fund
ALAMBIC SMALL CAP GROWTH PLUS FUND SUMMARY
INVESTMENT OBJECTIVE
The Alambic Small Cap Growth Plus Fund (the "Fund") seeks long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Alambic Small Cap Growth Plus Fund Alambic Small Cap Growth Plus Fund Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alambic Small Cap Growth Plus Fund Alambic Small Cap Growth Plus Fund Shares
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	6.27%
Total Annual Fund Operating Expenses	7.22%
Less Management Fee Reductions and/or Expense Reimbursements	(6.27%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.95%
[1]	Alambic Investment Management, LP (the "Adviser") has contractually agreed, until January 1, 2019, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) to an amount not exceeding 0.95% of the Fund's average daily net assets. Prior to August 1, 2017, the Adviser contractually agreed to limit Total Annual Fund Operating Expenses to an amount not exceeding 1.20%. The "Less Management Fee Reductions and/or Expense Reimbursements" has been restated to reflect the Adviser's current contractual agreement. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to January 1, 2019, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until January 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Alambic Small Cap Growth Plus Fund | Alambic Small Cap Growth Plus Fund Shares | USD ($)	97	1,566	2,971	6,219

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended August 31, 2017, the Fund's portfolio turnover rate was 199% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its net assets (including the amount of any borrowing for investment purposes) in equity of small capitalization ("small-cap") companies, which the Fund defines as those companies that have a market capitalization at the time of purchase equal to or less than the Russell 2000® Index (between $143.6 million and $4.4 billion as of May 12, 2017). The equity securities in which the Fund will primarily invest include U.S.-listed and U.S. dollar-denominated common stock, preferred stock, and convertible stocks; shares in real-estate investment trusts ("REITs"); and investments in foreign equity securities through U.S. stock exchange-listed American Depository Receipts ("ADRs"). The Fund invests in securities of companies operating in a broad range of industries and sectors, although it may focus on sectors depending on market conditions and investment opportunities.

The Adviser to the Fund uses quantitative and fundamental analysis, and a proprietary "stock selection" model that considers the following categories of factors:

•	Fundamental Valuation that analyzes revenues, cash flows, earnings, enterprise value, and price-to-book factors;

•	Fundamental Quality, that includes asset and inventory turnover ratios;

•	Behavioral Components, such as a tendency for investors to generally be over excited about very high-growth companies continuing to grow quickly or to be overly optimistic about very low growth companies recovering quickly, which may impact both the fundamental valuation and fundamental quality factors; and

•	Momentum Indicators, such as increasing cash flows, that affect the growth rate of issuers.

Through this model, the Adviser identifies and invests in those securities of companies across a range of market segments the Adviser believes have above-average growth potential.

The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund's portfolio.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index or other funds with similar investment objectives and strategies. The Adviser's method of security selection may not be successful. In addition, the Adviser may select investments that fail to perform as anticipated.

Equity Securities Risk. The equity portion of the Fund's portfolio will generally be comprised of U.S. common stock and may include preferred stock and convertible securities. Equity prices are volatile and the value of such securities in the Fund's portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Under such circumstances, the price of the Fund's shares will also decline.

•	Convertible Securities Risk. Convertible securities are securities that are convertible into common stock and include convertible bonds, convertible preferred stocks, and convertible warrants. Convertible securities are subject to the risks of both debt securities and equity securities.

•	Preferred Stock Risk. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Preferred stock is subject to interest rate risk, and may have mandatory sinking fund or call provisions, which can have a negative impact on the stock's price when interest rates decline.

•	REIT Risk. The Fund may invest in equity securities issued by REITs, which are investment vehicles that generally hold income-producing real-estate related assets. Securities issued by REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. REITs are susceptible to real estate risks, including risks related to changes in interest rates, changes in property taxes, operating expenses, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems. REIT operating expenses are separate from those of the Fund and, therefore, the Fund's investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

•	Small-Capitalization Risk. Investments in equity securities issued by small-capitalization companies are generally subject to greater risk than equity securities issued by larger, more established companies, and may be more susceptible to market events, price volatility, and liquidity risks.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

•	ADR Risk. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Growth Investing Risk. Investments in growth stocks present the risks that the stocks' valuation growth will not be realized, the stocks react differently than the market as whole or other types of stock, and the stocks are more sensitive to changes in their companies' earnings and more volatile than other types of stock. In addition, the Fund's growth investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund's performance.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance.

Portfolio Turnover Risk. The Adviser's investment process is expected to result in a high portfolio turnover rate. Frequent and active trading may result in greater expenses to the Fund, which may then reduce the Fund's returns and increase taxable distributions to shareholders.

Quantitative Model Risk. The Adviser uses a proprietary quantitative model that may be subject to programming errors, poor data sets, and disruptions or obsolesce in technology.

Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund's shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund's share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors.

PERFORMANCE SUMMARY

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-890-8988 or by visiting the Fund's website at www.alambicfunds.com.

Calendar Year Returns

The Fund's year-to-date return through September 30, 2017 is 12.92%.

Quarterly Returns During This Time Period

Highest: 11.45% (quarter ended September 30, 2016)

Lowest: 0.99% (quarter ended June 30, 2016)

Average Annual Total Returns - Alambic Small Cap Growth Plus Fund	1 Year	Since Inception	Inception Date
Alambic Small Cap Growth Plus Fund Shares	23.73%	21.37%	Dec. 29, 2015
Alambic Small Cap Growth Plus Fund Shares | After Taxes on Distributions	23.73%	21.37%	Dec. 29, 2015
Alambic Small Cap Growth Plus Fund Shares | After Taxes on Distributions and Sales	13.43%	16.29%	Dec. 29, 2015
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	11.32%	8.94%	Dec. 29, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").

Alambic Small Cap Value Plus Fund
ALAMBIC SMALL CAP VALUE PLUS FUND SUMMARY
INVESTMENT OBJECTIVE
The Alambic Small Cap Value Plus Fund (the "Fund") seeks long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Alambic Small Cap Value Plus Fund Alambic Small Cap Value Plus Fund Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alambic Small Cap Value Plus Fund Alambic Small Cap Value Plus Fund Shares
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	5.70%
Total Annual Fund Operating Expenses	6.65%
Less Management Fee Reductions and/or Expense Reimbursements	(5.70%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.95%
[1]	Alambic Investment Management, LP (the "Adviser") has contractually agreed, until January 1, 2019, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of the Fund's business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") to an amount not exceeding 0.95% of the Fund's average daily net assets. Prior to August 1, 2017, the Adviser contractually agreed to limit Total Annual Fund Operating Expenses to an amount not exceeding 1.20%. The "Less Management Fee Reductions and/or Expense Reimbursements" has been restated to reflect the Adviser's current contractual agreement. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to January 1, 2019, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until January 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Alambic Small Cap Value Plus Fund | Alambic Small Cap Value Plus Fund Shares | USD ($)	97	1,458	2,775	5,881

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended August 31, 2017, the Fund's portfolio turnover rate was 226% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its net assets (including the amount of any borrowing for investment purposes) in equity of small capitalization ("small-cap") companies, which the Fund defines as those companies that have a market capitalization at the time of purchase equal to or less than the Russell 2000® Index (between $143.6 million and $4.4 billion as of May 12, 2017). The equity securities in which the Fund will primarily invest include U.S.-listed and U.S. dollar-denominated common stock, preferred stock, and convertible stocks; shares in real-estate investment trusts ("REITs"); and investments in foreign equity securities through U.S. stock exchange-listed American Depository Receipts ("ADRs"). The Fund invests in securities of companies operating in a broad range of industries and sectors, although it may focus on sectors depending on market conditions and investment opportunities.

The Adviser to the Fund uses quantitative and fundamental analysis, and a proprietary "stock selection" model that considers the following categories of factors:

•	Fundamental Valuation that analyzes cash flows, earnings, enterprise value, and price-to-book factors;

•	Fundamental Quality: that includes asset and inventory turnover ratios;

•	Behavioral Components, such as a tendency for investors to generally be over excited about very high-growth companies continuing to grow quickly or to be overly optimistic about very low growth companies recovering quickly, which may impact both the fundamental valuation and fundamental quality factors; and

•	Momentum Indicators, such as increasing cash flows, that affect the growth rate of issuers.

Through this model, the Adviser identifies price discrepancies in securities across a range of market segments, and then invests in those securities the Adviser believes are underpriced.

The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund's portfolio.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies. The Adviser's method of security selection may not be successful. In addition, the Adviser may select investments that fail to perform as anticipated.

Equity Securities Risk. The equity portion of the Fund's portfolio will generally be comprised of U.S. common stock and may include preferred stock and convertible securities. Equity prices are volatile and the value of such securities in the Fund's portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Under such circumstances, the price of the Fund's shares will also decline.

•	Convertible Securities Risk. Convertible securities are securities that are convertible into common stock and include convertible bonds, convertible preferred stocks, and warrants. Convertible securities are subject to the risks of both debt securities and equity securities.

•	Preferred Stock Risk. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Preferred stock is subject to interest rate risk, and may have mandatory sinking fund or call provisions, which can have a negative impact on the stock's price when interest rates decline.

•	REIT Risk. The Fund may invest in equity securities issued by REITs, which are investment vehicles that generally hold income-producing real-estate related assets. Securities issued by REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. REITs are susceptible to real estate risks, including risks related to changes in interest rates, changes in property taxes, operating expenses, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems. REIT operating expenses are separate from those of the Fund and, therefore, the Fund's investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

•	Small-Capitalization Risk. Investments in equity securities issued by small-capitalization companies are generally subject to greater risk than equity securities issued by larger, more established companies, and may be more susceptible to market events, price volatility, and liquidity risks.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

•	ADR Risk. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance.

Portfolio Turnover Risk. The Adviser's investment process is expected to result in a high portfolio turnover rate. Frequent and active trading may result in greater expenses to the Fund, which may then reduce the Fund's returns and increase taxable distributions to shareholders.

Quantitative Model Risk. The Adviser uses a proprietary quantitative model that may be subject to programming errors, poor data sets, and disruptions or obsolesce in technology.

Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund's shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund's share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors.

Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value. In addition, the Fund's value investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund's performance.

PERFORMANCE SUMMARY

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-890-8988 or by visiting the Fund's website at www.alambicfunds.com.

Calendar Year Returns

The Fund's year-to-date return through September 30, 2017 is 2.60%.

Quarterly Returns During This Time Period

Highest: 12.82% (quarter ended December 31, 2016)

Lowest: 2.06% (quarter ended March 31, 2016)

Average Annual Total Returns - Alambic Small Cap Value Plus Fund	1 Year	Since Inception	Inception Date
Alambic Small Cap Value Plus Fund Shares	29.24%	23.04%	Dec. 29, 2015
Alambic Small Cap Value Plus Fund Shares | After Taxes on Distributions	29.14%	22.91%	Dec. 29, 2015
Alambic Small Cap Value Plus Fund Shares | After Taxes on Distributions and Sales	16.63%	17.68%	Dec. 29, 2015
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	31.74%	25.02%	Dec. 29, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").

Blue Current Global Dividend Fund
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The Blue Current Global Dividend Fund (the "Fund") seeks current income and capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Blue Current Global Dividend Fund	Investor Class [1]	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Contingent Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee (as a percentage of the amount redeemed within 7 days after purchase)	2.00%	2.00%
[1]	As of the date of this Prospectus, the Investor Class shares are not being offered.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Blue Current Global Dividend Fund		Investor Class [1]	Institutional Class
Management Fees		0.99%	0.99%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.46%	0.46%
Total Annual Fund Operating Expenses		1.70%	1.45%
Less Management Fee Reductions and/or Expense Reimbursements	[2]	(0.46%)	(0.46%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.24%	0.99%
[1]	As of the date of this Prospectus, the Investor Class shares are not being offered.
[2]	Edge Advisors, LLC (the "Adviser") has contractually agreed, until January 1, 2019, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) to an amount not exceeding 1.24% of the average daily net assets of the Investor Class shares and 0.99% of the average daily net assets of the Institutional Class shares, respectively. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to January 1, 2019, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until January 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Blue Current Global Dividend Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	126	442	831	1,922
Institutional Class	101	365	700	1,647

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing in dividend-paying equity securities of companies whose stock are selling at discounts to the Adviser's estimate of their intrinsic value. The Fund invests primarily in domestic and foreign equity securities such as common and preferred stock that are currently paying dividends. In order to hedge against currency risk to its foreign equity securities, the Fund will invest in forward foreign currency exchange contracts ("forwards"). The Fund may also invest in publicly traded master limited partnerships ("MLPs") and exchange-traded funds ("ETFs") that tend to pay dividends. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities that either have paid a dividend in the 12 months prior to purchase, or are expected by the Adviser to pay a dividend within 12 months following the Fund's purchase of the security. There are no restrictions as to the market capitalization of companies in which the Fund invests. Under normal market conditions, the Fund will generally hold securities of 25 to 50 companies.

An MLP is a limited partnership, the securities of which are traded on a public exchange or in the over-the-counter markets, that is eligible for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as an MLP, the partnership must receive at least 90% of its income from certain qualifying sources, including real estate, commodities, or natural resources. The Adviser believes that MLPs are an efficient way to gain portfolio exposure to such asset classes.

In selecting investments for the Fund, the Adviser seeks securities that the Adviser believes are undervalued, high-quality dividend paying equities issued by companies with a commitment to dividend growth, and that pay above-market dividend yields. The Adviser considers such factors as dividend sustainability, balance sheet quality, growth characteristics, and valuation when selecting investments for the Fund. Throughout this process the Adviser applies fundamental, "bottom-up" analysis when selecting investments. This analysis focuses on the specific attributes of each company rather than the industry in which the company operates or the economy in general.

The Fund seeks to have a diversified portfolio by issuer, industry, and country. The Fund will invest, under normal market conditions, in at least three different countries, one of which will be the United States. The Fund will also invest at least 40% of its assets in foreign securities. The Fund's foreign securities will primarily be in companies in developed countries.

The Fund's investment in foreign securities may include investing in securities traded on foreign exchanges, investing in American Depositary Receipts ("ADRs") listed on U.S. stock exchanges, or investing in ETFs that invest in foreign securities. The Fund may seek to hedge against currency fluctuations and deviations involving its foreign equity securities, including by investing in forward foreign currency exchange contracts.

A security may be sold when the security reaches its intrinsic value as determined by the Adviser, the Adviser has identified a more attractive security, or the security no longer meets the Adviser's dividend-paying criteria.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategies depend largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Stock Market Risk – The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock's value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company's share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Management Style Risk – The portfolio manager's method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser's investment process and there is no guarantee that the Adviser's judgments about the attractiveness, value, dividend-paying and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Investment Style Risk – Returns from dividend-paying stocks may underperform the returns from the overall stock market. Since the Fund invests primarily in dividend-paying stocks, the Fund's performance may at times be better or worse than the performance of the mutual funds that focus on other types of strategies.

Large-Capitalization Company Risk – Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small- and Mid-Capitalization Company Risk – Investments in small-capitalization and mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of small- and mid- capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuation. In addition, the securities of small- and mid-capitalization companies may trade less frequently and carry less volume than that of larger companies. Because small- and mid-capitalization companies normally have fewer shares outstanding than larger companies, it may be difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small-capitalization and mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Foreign Securities Risk – Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund's foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security's underlying foreign currency. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund's foreign securities. Generally, when the value of the U.S. dollar raises relative to a foreign currency, securities valued in that foreign currency lose value in terms of U.S. dollars since that foreign currency is worth fewer U.S. dollars. Currency exchange rates can fluctuate for a number reasons, including the economic stability of a country, changes in interest rates, devaluation of a currency by a country's government or central banking authority, and overall demand for a currency or lack thereof. Exchange rates can change significantly over short periods.

The Fund may seeks to hedge against currency exposure, such as investing in forward foreign currency exchange contracts, to attempt to reduce the effect of currency fluctuations and deviations. However, the Fund's use of currency hedging may not be successful and the use of such strategy may lower the Fund's potential returns.

Forward Currency Exchange Contract Risk. Forward Currency Exchange Contracts ("Forex Contracts") are individually negotiated and privately traded agreements to buy or sell a specific currency at a future date and at a price set at the time of the transaction. Although Forex Contracts may reduce the risk of loss from a change in value of a currency, they also limit any potential gains, are subject to the creditworthiness of the counterparty, do not protect against fluctuations in the value of the underlying security, and are subject to additional risk of loss or depreciation due to: unanticipated adverse changes in interest rates, indices, and currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a forward and the underlying currency; and tax constraints on closing out positions. The loss on Forex Contracts may substantially exceed the amount invested in these instruments.

Exchange-Traded Fund ("ETF") Risk – Investments in ETFs are subject to the risk that the market price of an ETF's shares may differ from its net asset value ("NAV"). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund's NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in index-based ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the index-based ETFs in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by index-based ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, the Fund would bear its pro-rata portion of such ETF's advisory fees and operational expenses.

MLP Risk – Investments in MLPs are generally subject to many of the risks that apply to investments in partnerships, such as limited control and limited voting rights and fewer corporate protections than afforded investors in a corporation. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles, such as adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, a shift in consumer demand or conflicts of interest with the general partner. The benefit derived from the Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect its value. The Fund's investment in MLPs may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the MLP's operating expenses in addition to paying Fund expenses.

MLP Tax Risk – MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner in an MLP is allocated a share of the MLP's income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income, and could result in lower income to the Fund and a reduction in the value of the Fund's investment in the MLP. Additionally, open- end mutual funds seeking to be taxed as regulated investment companies, such as the Fund, are limited in their ability to invest in MLPs by current federal tax rules. If a mutual fund invests more than 25% of the value of its total assets in MLP securities, it will be subject to federal corporate income tax, currently at a maximum rate of 35%. For more information about the Fund's tax status, please see "Dividends, Distributions and Taxes" in this Prospectus.

PERFORMANCE SUMMARY

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. The bar chart and table show the performance of the Fund's Institutional Class which is the only class currently being offered. The Investor Class, if available, would have substantially similar annual returns and would differ only to the extent the Investor Class has different expenses. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-514-3583 or by visiting www.bluecurrentfunds.com.

The Fund's year-to-date return through September 30, 2017 is 15.08%.

Quarterly Returns During This Time Period

Highest: 4.33% (quarter ended December 31, 2015)

Lowest: (7.39%) (quarter ended September 30, 2015)

Average Annual Total Returns - Blue Current Global Dividend Fund	1 Year	Since Inception	Inception Date
Institutional Class	8.96%	2.14%	Sep. 15, 2014
Institutional Class | After Taxes on Distributions	8.43%	1.70%	Sep. 15, 2014
Institutional Class | After Taxes on Distributions and Sales	5.48%	1.60%	Sep. 15, 2014
MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)	9.29%	0.63%	Sep. 15, 2014
MSCI World Index (reflects no deduction for fees, expenses or taxes)	7.51%	2.16%	Sep. 15, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

Castlemaine Emerging Markets Opportunities Fund
CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SUMMARY
INVESTMENT OBJECTIVE
The Castlemaine Emerging Markets Opportunities Fund (the "Fund") seeks to provide high total return, consisting of income and capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Castlemaine Emerging Markets Opportunities Fund Castlemaine Emerging Markets Opportunities Fund Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Castlemaine Emerging Markets Opportunities Fund Castlemaine Emerging Markets Opportunities Fund Shares
Management Fees	1.24%
Distribution and/or Service (12b-1) Fees	none
Dividend expense on securities sold short	0.41%
Brokerage expense on securities sold short	0.76%
Other operating expenses	11.13%
Other Expenses	13.54%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	13.59%	[1]
Less Management Fee Reductions and/or Expense Reimbursements	(10.88%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	2.71%
[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses".
[2]	Castlemaine LLC (the "Adviser") has contractually agreed, until December 31, 2018, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) to 1.49% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 31, 2018, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Castlemaine Emerging Markets Opportunities Fund | Castlemaine Emerging Markets Opportunities Fund Shares | USD ($)	274	2,821	4,948	8,861

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 166% of the average value of its portfolio. The turnover rate is high due to the Fund's investment strategy.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (including borrowings for investment purposes) in securities and other investments that are related to companies or governments economically tied to emerging markets. For purposes of the Fund, an emerging market is a country that is included in the Morgan Stanley Capital International ("MSCI") Emerging Markets Index or is considered by the Adviser to have an economy and financial system comparable to countries included in the MSCI Emerging Markets Index.

The Fund invests in long and short positions in securities, including common and preferred stock, depositary receipts such as American Depositary Receipts ("ADRs"), exchange-traded funds ("ETFs"), and warrants. These investments may be denominated in United States ("U.S.") or foreign currencies and the Fund may focus, from time to time, on a particular country or geographic region, which may change over time. The Fund will also invest in foreign currency forward contracts ("forwards") for both hedging and speculative purposes. The Fund's investments may be traded over-the-counter ("OTC") or on an exchange, and it may invest in issuers of any size. The Fund's strategies rely on leverage, with most of the Fund's leverage exposure coming from short positions and forwards.

The Adviser allocates the Fund's assets among different asset classes and markets using a top-down risk-allocation approach to portfolio construction. The Fund's asset allocation is derived from the Adviser's view on global macroeconomic factors such as central bank interest rate policies, economic growth, equity market risk factors, and political risks. The Adviser uses these factors to determine overall gross and net exposure to various assets and markets. To narrow down its investment opportunity set, the Adviser seeks to quantify the relative attractiveness of a particular investment versus the risk, timeframe, and potential payoff. The Adviser identifies securities of issuers whose financial positions, as measured by cash flows, margins, or revenue, look favorable or unfavorable given the current market risks. The Adviser generally takes long positions in companies and sectors that are increasing cash flow, improving operating margins, and/or growing top-line revenues, while taking short positions in those companies and sectors exhibiting a negative trend in the aforementioned fundamental factors. During growth periods, the Adviser focuses more on issuers that are growing cash flows, margins, and revenue, but during periods of market corrections, the Adviser takes a more defensive approach to protect principal and therefore may focus on the issuer's quality or financial stability. The strategy is multi-asset and multi-disciplinary meaning the Fund may at times focus its investments in equities and, at other times, in debt securities.

The Fund may sell investments to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund's portfolio.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategies depend largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Asset Allocation Risk. The Fund invests in a broad array of asset classes and may allocate assets to underperforming asset classes. For example, the Fund may be overweight in a certain asset class when that asset class' market is falling and the markets for other asset classes are rising.

Derivatives Risk. The use of derivative instruments (e.g., forwards) requires special skills and knowledge of investment techniques that are different from those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund's return. Derivative instruments may be difficult to value and subject to wide swings in valuation caused by changes in the value of the underlying asset. In addition, the cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return. In addition, the Fund's use of derivatives creates economic leverage, which can magnify the Fund's potential for gain or loss and therefore amplify the effect of market volatility on the Fund's share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•	Counterparty Risk. The Fund's investment in derivatives involves the risks that the counterparty will default on its obligation to pay the Fund.

•	Forwards Risk. Forwards are agreements to buy or sell a specific currency at a future date and at a price set in the future. Forwards are a type of derivative instrument that are individually negotiated and privately traded. Although forwards may reduce the risk of loss from a change in value of a currency, they also limit any potential gains, do not protect against fluctuations in the value of the underlying security, and are subject to additional risk of loss or depreciation due to: unanticipated adverse changes in interest rates, indices, and currency exchange rates; the inability to close out a position; imperfect correlation between a forward and the underlying currency; and tax constraints on closing out positions. The loss on forwards may substantially exceed the amount invested in these instruments.

Equity Securities Risk. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.

•	Large-Capitalization Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Small-Capitalization and Mid-Capitalization Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-capitalization companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. In addition, small- and mid-capitalization companies may be traded OTC and the frequency and volume of their trading is less than is typical of large-capitalization companies. Due to these and other factors, stocks of small- and mid-capitalization companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF's shares may differ from its net asset value ("NAV"). This difference in price may be because the supply and demand in the market for ETF shares is not always identical to the supply and demand for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund's NAV is reduced for undervalued ETFs it holds and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. Certain securities comprising the indices tracked by the ETF may temporarily be unavailable, which may further impede the ETF's ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF's advisory fees and operational expenses.

Foreign Investments Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign markets can be volatile. Foreign investments may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of higher taxes. Investments in foreign securities involve risks such as differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. The foregoing risks are more pronounced in investments in securities of issuers that are located in or have substantial operations in emerging market countries. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

•	Currency Risk. The value of the Fund's foreign investments, as measured in U.S. dollars, is affected by changes in currency exchange rates and exchange control regulations. As a result, the Fund's exposure to foreign currencies may reduce its returns. Trading of foreign currencies also includes the risk of clearing and settling trades, which, if prices are volatile, may be difficult.

•	Depositary Receipts Risk. Depositary Receipts, including ADRs, are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

•	Emerging Markets Risk. Investments in emerging markets involve all of the risks of foreign investments (see below), and have additional risks. The markets of developing countries are generally more volatile than the markets of developed countries. Many emerging markets companies are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems.

High Portfolio Turnover Risk. To the extent that the Fund makes investments on a shorter-term basis (including in derivative instruments and instruments with a maturity of one year or less at the time of acquisition), the Fund will likely trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Leverage Risk. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a "when-issued" basis, or purchasing derivative instruments, the Fund has the risk of magnified capital losses from losses affecting the underlying asset. Leverage may involve the creation of a liability that requires the Fund to pay interest. As a result of these risks, the NAV of the Fund employing leverage will be more volatile and sensitive to market movements.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell at their fair value. Investments in derivatives, foreign investments, restricted securities, and small- and mid-capitalization securities tend to involve greater liquidity risk.

Market Risk. The market value of the securities and derivatives in the Fund's portfolio may fluctuate resulting from factors affecting an individual company, a market sector, or other factors such as changing economic, political, or overall financial market conditions. Moreover, changing economic, political, or overall financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in such country or geographic region.

Preferred Stock and Warrants Risks. In addition to equity risk, preferred stocks are subject to risks similar to debt securities, such as interest rate and credit risk. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

Regional or Country Focus Risk. To the extent that the Fund focuses its investments in a particular region or country, events negatively affecting such region or country are likely to have a greater impact on the Fund and can cause the value of the Fund's shares to decrease more drastically than a fund that is more geographically diversified.

Short Sales Risk. Short sales in securities that the Fund does not own expose it to the risks associated with those securities, and, therefore, such positions are speculative. The Fund may incur a loss because of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. Short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment.

Strategy Risk. The value of the Fund's portfolio depends on the judgment of the Adviser about the quality, relative yield, value, or market trends affecting a particular security, industry, sector, country, or region, which may prove to be incorrect. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in meeting the Fund's investment objective or increasing the value of the Fund's shares.

Tax Risk. The Fund's investments and investment strategies, including transactions in derivatives, may be subject to special and complex federal income tax provisions, the effect of which may limit the allowance of or convert the classification of certain losses or deductions; accelerate income to the Fund; subject the Fund to higher tax rates; or change the classification of the Fund's income. In addition, it is possible that some or a substantial portion of the gains distributed may be categorized as short-term capital gains, which are subject to higher tax rates and long-term capital gains.

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-594-0006.

The Fund's year-to-date return through September 30, 2017 is 9.27%.

Quarterly Returns During This Time Period

Highest	7.40% (quarter ended March 31, 2016)

Lowest	(8.27%) (quarter ended December 31, 2016)

Average Annual Total Returns - Castlemaine Emerging Markets Opportunities Fund	1 Year	Since Inception	Inception Date
Castlemaine Emerging Markets Opportunities Fund Shares	(0.20%)	(0.20%)	Dec. 28, 2015
Castlemaine Emerging Markets Opportunities Fund Shares | After Taxes on Distributions	(0.34%)	(0.34%)	Dec. 28, 2015
Castlemaine Emerging Markets Opportunities Fund Shares | After Taxes on Distributions and Sales	none	(0.15%)	Dec. 28, 2015
HFRX Emerging Markets Composite index (reflects no deduction for fees, expenses or taxes)	(1.77%)	(2.13%)	Dec. 28, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").

Castlemaine Event Driven Fund
CASTLEMAINE EVENT DRIVEN FUND SUMMARY
INVESTMENT OBJECTIVE
The Castlemaine Event Driven Fund (the "Fund") seeks capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Castlemaine Event Driven Fund Castlemaine Event Driven Fund Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Castlemaine Event Driven Fund Castlemaine Event Driven Fund Shares
Management Fees	1.24%
Distribution and/or Service (12b-1) Fees	none
Dividend expense on securities sold short	0.09%
Brokerage expense on securities sold short	0.32%
Other operating expenses	9.99%
Other Expenses	10.40%
Total Annual Fund Operating Expenses	11.64%
Less Management Fee Reductions and/or Expense Reimbursements	(9.74%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.90%
[1]	Castlemaine LLC (the "Adviser") has contractually agreed, until December 31, 2018, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) to 1.49% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 31, 2018, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Castlemaine Event Driven Fund | Castlemaine Event Driven Fund Shares | USD ($)	193	2,436	4,392	8,251

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 317% of the average value of its portfolio. The turnover rate is high due to the Fund's investment strategy.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective through an event-driven strategy that primarily invests in long and short positions of equity securities, including exchange-traded funds ("ETFs"), preferred stock, warrants, and options on these securities, depositary receipts such as American Depositary Receipts ("ADRs"), and derivatives such as futures and options on futures. These investments may be traded over-the-counter ("OTC") or on an exchange. The Fund may invest in issuers of any size, and in U.S. and foreign issuers (i.e., issuers that are economically tied to countries outside of the U.S.). The Fund's strategies rely on leverage, with most of the Fund's leverage exposure coming from short positions and futures.

Event-driven opportunities in which the Fund may consider include: initial and seasoned equity offerings; extraordinary corporate transactions such as mergers, spin-offs, recapitalizations, tender offers, or other restructurings; upcoming critical dates for launches of new products; regulatory changes; analysts meetings; earnings announcements; covenant issues; bankruptcies; corporate reorganizations; shareholder activism; and significant management and external changes that dramatically change the firm's profit margins. The Fund seeks to invest in transactions with an identifiable event period and calculable rates of return based on the Adviser's appraisal of the "event-dynamics", which are discussed below.

The Adviser seeks to capture the price difference between a security's current market price and its post-event anticipated value. To construct the Fund's portfolio, the Adviser uses a proprietary event identification model to identify investment opportunities and determine each position's structure, size, and risks. The Adviser considers the following factors in its model:

•	a specific event or catalyst with a predefined time-horizon;

•	fundamental and risk analyses to determine an investment's market value, rate of return, and risk; and

•	the availability of investments that allow the Adviser to construct a position in the Fund's portfolio that limits downside risk.

The Adviser uses these factors to create a system by which it assigns high reward/low risk investments the highest proportional allocation of the Fund's assets. Each position has a predefined risk level and the Adviser manages the portfolio's overall risk exposure through the allocation process. Additionally, the Adviser will reduce risk by employing certain hedging strategies such as short positions, options, futures, and other derivatives. The Fund may hedge a portion or all of its interest rate risk with foreign currency forward contracts ("forwards"). The Fund may also seek to manage volatility with derivatives.

The Fund may sell investments to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund's portfolio. The Fund's investment strategy is predicated on tracking events and catalysts, and as such, it will enter or exit positions when such events or catalysts are complete or fail to occur as anticipated.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategies depend largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be complete investment program. The principal risks of an investment in the Fund are generally described below.

Arbitrage and Event Risk. Employing arbitrage and event strategies involves the risk that anticipated opportunities may not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

•	Initial Public Offering ("IPO") and Seasoned Equity Offerings ("SEO") Risk. Securities issued in IPOs have no trading history, and information about the companies may be available only for very limited periods. In addition, the prices of securities sold in IPOs or SEOs may be highly volatile.

Derivatives Risk. The use of derivative instruments (e.g., such as forwards and futures) requires special skills and knowledge of investment techniques that are different from those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund's return. Derivative instruments may be difficult to value and subject to wide swings in valuation caused by changes in the value of the underlying asset. In addition, the cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return. In addition, the Fund's use of derivatives creates economic leverage, which can magnify the Fund's potential for gain or loss and therefore amplify the effect of market volatility on the Fund's share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•	Counterparty Risk. The Fund's investment in derivatives involves the risks that the counterparty will default on its obligation to pay the Fund.

•	Forwards Risk. Forwards are agreements to buy or sell a specific currency at a future date and at a price set in the future. Forwards are a type of derivative instrument that are individually negotiated and privately traded. Although forwards may reduce the risk of loss from a change in value of a currency, they also limit any potential gains, do not protect against fluctuations in the value of the underlying security, and are subject to additional risk of loss or depreciation due to: unanticipated adverse changes in interest rates, indices, and currency exchange rates; the inability to close out a position; imperfect correlation between a forward and the underlying currency; and tax constraints on closing out positions. The loss on forwards may substantially exceed the amount invested in these instruments.

•	Futures Risk. The loss that may be incurred in futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value ("NAV"). Additionally, because of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement on each futures contract. Futures transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Equity Securities Risk. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company's particular prospects, a declining stock market may produce, a decline in prices for all equity securities, which could also result in losses for the Fund.

•	Large-Capitalization Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Small-Capitalization and Mid-Capitalization Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-capitalization companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. In addition, small- and mid-capitalization companies may be traded OTC and the frequency and volume of their trading is less than is typical of large-capitalization companies. Due to these and other factors, stocks of small- and mid-capitalization companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF's shares may differ from its NAV. This difference in price may be because the supply and demand in the market for ETF shares is not always identical to the supply and demand for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund's NAV is reduced for undervalued ETFs it holds and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. Certain securities comprising the indices tracked by the ETF may temporarily be unavailable, which may further impede the ETF's ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF's advisory fees and operational expenses.

Event-Driven Strategies Risk. Generally, the success of event-driven strategies depends on the success of the prediction of whether the anticipated corporate event occurs or is consummated. Investing in companies in anticipation of an event carries the risk that the event may not happen or may take considerable time to unfold, it may happen in modified or conditional form, or the market may react differently than expected for the event, in which case the Fund may experience loss or fail to achieve the full results expected.

Foreign Investments Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign markets can be volatile. Foreign investments may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of higher taxes. Investments in foreign securities involve risks such as differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. The foregoing risks are more pronounced in investments in securities of issuers that are located in or have substantial operations in emerging market countries. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

•	Currency Risk. The value of the Fund's foreign investments, as measured in U.S. dollars, is affected by changes in currency exchange rates and exchange control regulations. As a result, the Fund's exposure to foreign currencies may reduce its returns. Trading of foreign currencies also includes the risk of clearing and settling trades, which, if prices are volatile, may be difficult.

•	Depositary Receipts Risk. Depositary Receipts, including ADRs, are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Hedging Transactions Risk. The success of the Fund's hedging strategy will be subject to the Adviser's ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, and its ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).

High Portfolio Turnover Risk. To the extent that the Fund makes investments on a shorter-term basis (including in derivative instruments and instruments with a maturity of one year or less at the time of acquisition), the Fund will likely trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Leverage Risk. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a "when-issued" basis, or purchasing derivative instruments, the Fund has the risk of magnified capital losses from losses affecting the underlying asset. Leverage may involve the creation of a liability that requires the Fund to pay interest. As a result of these risks, the NAV of the Fund employing leverage will be more volatile and sensitive to market movements.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell at their fair value. Investments in derivatives, foreign investments, restricted securities, and small- and mid-capitalization securities tend to involve greater liquidity risk.

Market Risk. The market value of the securities and derivatives in the Fund's portfolio may fluctuate resulting from factors affecting an individual company, a market sector, or other factors such as changing economic, political, or overall financial market conditions. Moreover, changing economic, political, or overall financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in such country or geographic region.

Preferred Stock and Warrants Risks. In addition to equity risk, preferred stocks are subject to risks similar to debt securities, such as interest rate and credit risk. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

Quantitative Model Risk. The Adviser uses a proprietary quantitative model that may be subject to programming errors, poor data sets, and disruptions or obsolesce in technology.

Sector Risk. The Fund's investment strategy may result in the Fund having significant over or under exposure to certain industries or market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those industries or market sector.

Short Sales Risk. Short sales in securities that the Fund does not own expose it to the risks associated with those securities, and, therefore, such positions are speculative. The Fund may incur a loss because of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. Short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment.

Strategy Risk. The value of the Fund's portfolio depends on the judgment of the Adviser about the quality, relative yield, value, or market trends affecting a particular security, industry, sector, country, or region, which may prove to be incorrect. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in meeting the Fund's investment objective or increase the value of the Fund's shares.

Tax Risk. The Fund's investments and investment strategies, including transactions in derivatives, may be subject to special and complex federal income tax provisions, the effect of which may limit the allowance of or convert the classification of certain losses or deductions; accelerate income to the Fund; subject the Fund to higher tax rates; or change the classification of the Fund's income. In addition, it is possible that some or a substantial portion of the gains distributed may be categorized as short-term capital gains, which are subject to higher tax rates and long-term capital gains.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods. This may cause the Fund's NAV per share to experience significant increases or declines in value.

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-594-0006.

The Fund's year-to-date return through September 30, 2017 is 1.66%.

Quarterly Returns During This Time Period

Highest	7.43% (quarter ended September 30, 2016)

Lowest	(0.59%) (quarter ended December 31, 2016)

Average Annual Total Returns - Castlemaine Event Driven Fund	1 Year	Since Inception	Inception Date
Castlemaine Event Driven Fund Shares	11.94%	11.87%	Dec. 28, 2015
Castlemaine Event Driven Fund Shares | After Taxes on Distributions	10.59%	10.52%	Dec. 28, 2015
Castlemaine Event Driven Fund Shares | After Taxes on Distributions and Sales	6.85%	8.49%	Dec. 28, 2015
HRFX Event Driven Index (reflects no deduction for fees, expenses or taxes)	11.08%	10.93%	Dec. 28, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").

Castlemaine Long/Short Fund
CASTLEMAINE LONG/SHORT FUND SUMMARY
INVESTMENT OBJECTIVE
The Castlemaine Long/Short Fund (the "Fund") seeks capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Castlemaine Long/Short Fund Castlemaine Long/Short Fund Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Castlemaine Long/Short Fund Castlemaine Long/Short Fund Shares
Management Fees	1.24%
Distribution and/or Service (12b-1) Fees	none
Dividend expense on securities sold short	0.48%
Brokerage expense on securities sold short	0.76%
Other operating expenses	11.06%
Other Expenses	12.30%
Total Annual Fund Operating Expenses	13.54%
Less Management Fee Reductions and/or Expense Reimbursements	(10.81%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	2.73%
[1]	Castlemaine LLC (the "Adviser") has contractually agreed, until December 31, 2018, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) to 1.49% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 31, 2018, this agreement may not be modified or terminated without the approval of the Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Castlemaine Long/Short Fund | Castlemaine Long/Short Fund Shares | USD ($)	276	2,814	4,937	8,848

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 207% of the average value of its portfolio. The turnover rate is high due to the Fund's investment strategy.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by primarily investing in long and short positions in equity securities of both U.S. and foreign issuers (i.e., issuers that are economically tied to countries outside of the U.S.). The Fund's securities investments include common stocks, other investment companies such as exchange-traded funds ("ETFs"), and depositary receipts such as American Depositary Receipts ("ADRs"). The Fund will typically hedge its currency exposure through foreign currency forward contracts ("forwards"). The Fund may also invest in options and futures on securities. The Fund's strategies rely on leverage, with most of the Fund's leverage exposure coming from short positions, forwards, and futures. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in long and short positions, including individual securities and derivatives. The Fund may also focus on sectors, although these sectors may change over time.

The Adviser allocates the Fund's assets among different asset classes and markets using a top-down risk-allocation approach to portfolio construction. The Fund's asset allocation is derived from the Adviser's view on global macroeconomic factors such as central bank interest rate policies, economic growth, equity market risk factors, and political risks. The Adviser uses these factors to determine overall gross and net exposure to various assets and markets. The investment selection process is not limited to fundamental security considerations, but the Adviser takes long positions in companies and sectors that are increasing cash flow, improving operating margins, or growing top-line revenues, while taking short positions in those companies and sectors exhibiting a negative trend in the aforementioned fundamental factors. Usually, the Fund's diversified portfolio will normally be net long (i.e., the market value of the Fund's long positions will be greater than the market value of the Fund's short positions), but it may at times invest all of its assets in short positions. This investment latitude allows the Adviser the flexibility in balancing the risk and return profile of the Fund during bull markets (rising asset prices) and bear markets (falling asset prices).

The Fund may sell investments to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund's portfolio.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategies depend largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be complete investment program. The principal risks of an investment in the Fund are generally described below.

Asset Allocation Risk. The Fund invests in a broad array of asset classes and may allocate assets to underperforming asset classes. For example, the Fund may be overweight in a certain asset class when that asset class' market is falling and the markets for other asset classes are rising.

Derivatives Risk. The use of derivative instruments (e.g., forwards, futures, and options) requires special skills and knowledge of investment techniques that are different from those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund's return. Derivative instruments may be difficult to value and subject to wide swings in valuation caused by changes in the value of the underlying asset. In addition, the cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

In addition, the Fund's use of derivatives creates economic leverage, which can magnify the Fund's potential for gain or loss and therefore amplify the effect of market volatility on the Fund's share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•	Counterparty Risk. The Fund's investment in derivatives involves the risks that the counterparty will default on its obligation to pay the Fund.

•	Forwards Risk. Forwards are agreements to buy or sell a specific currency at a future date and at a price set in the future. Forwards are a type of derivative instrument that are individually negotiated and privately traded. Although forwards may reduce the risk of loss from a change in value of a currency, they also limit any potential gains, do not protect against fluctuations in the value of the underlying security, and are subject to additional risk of loss or depreciation due to: unanticipated adverse changes in interest rates, indices, and currency exchange rates; the inability to close out a position; imperfect correlation between a forward and the underlying currency; and tax constraints on closing out positions. The loss on forwards may substantially exceed the amount invested in these instruments.

•	Futures Risk. The loss that may be incurred in futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value ("NAV"). Additionally, because of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement on each futures contract. Futures transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

•	Options Risk. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Options are subject to correlation risk because there may be an imperfect correlation between the options and the underlying asset that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser's ability to correctly predict future price fluctuations and the degree of correlation between the options and such assets. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Equity Securities Risk. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.

•	Large-Capitalization Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Small-Capitalization and Mid-Capitalization Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-capitalization companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. In addition, small- and mid-capitalization companies may be traded over-the-counter ("OTC") and the frequency and volume of their trading is less than is typical of large-capitalization companies. Due to these and other factors, stocks of small- and mid-capitalization companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF's shares may differ from its NAV. This difference in price may be because the supply and demand in the market for ETF shares is not always identical to the supply and demand for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund's NAV is reduced for undervalued ETFs it holds and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. Certain securities comprising the indices tracked by the ETF may temporarily be unavailable, which may further impede the ETF's ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF's advisory fees and operational expenses.

Foreign Investments Risk. Investments in foreign securities involve risks that may be different from those of United States ("U.S.") securities. Foreign markets can be volatile. Foreign investments may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of higher taxes. Investments in foreign securities involve risks such as differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. The foregoing risks are more pronounced in investments in securities of issuers that are located in or have substantial operations in emerging market countries. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

•	Currency Risk. The value of the Fund's foreign investments, as measured in U.S. dollars, is affected by changes in currency exchange rates and exchange control regulations. As a result, the Fund's exposure to foreign currencies may reduce its returns. Trading of foreign currencies also includes the risk of clearing and settling trades, which, if prices are volatile, may be difficult.

•	Depositary Receipts Risk. Depositary Receipts, including ADRs, are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

High Portfolio Turnover Risk. To the extent that the Fund makes investments on a shorter-term basis (including in derivative instruments and instruments with a maturity of one year or less at the time of acquisition), the Fund will likely trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Leverage Risk. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a "when-issued" basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The NAV of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these illiquid investments at the best prices. Investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk.

Market Risk. The market value of the securities and derivatives in the Fund's portfolio may fluctuate resulting from factors affecting an individual company, a market sector, or other factors such as changing economic, political, or overall financial market conditions. Moreover, changing economic, political, or overall financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in such country or geographic region.

Sector Risk. The Fund's investment strategy may result in the Fund having significant over or under exposure to certain industries or market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those industries or market sector.

Short Sales Risk. Short sales in securities that the Fund does not own expose it to the risks associated with those securities, and, therefore, such positions are speculative. The Fund may incur a loss because of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. Short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment.

Strategy Risk. The value of the Fund's portfolio depends on the judgment of the Adviser about the quality, relative yield, value, or market trends affecting a particular security, industry, sector, country, or region, which may prove to be incorrect. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in meeting the Fund's investment objective or increasing the value of the Fund's shares.

Tax Risk. The Fund's investments and investment strategies, including transactions in derivatives, may be subject to special and complex federal income tax provisions, the effect of which may limit the allowance of or convert the classification of certain losses or deductions; accelerate income to the Fund; subject the Fund to higher tax rates; or change the classification of the Fund's income. In addition, it is possible that some or a substantial portion of the gains distributed may be categorized as short-term capital gains, which are subject to higher tax rates and long-term capital gains.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods. This may cause the Fund's NAV per share to experience significant increases or declines in value.

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-594-0006.

The Fund's year-to-date return through September 30, 2017 is (0.49%).   Quarterly Returns During This Time Period
Highest	2.50% (quarter ended March 31, 2016)

Lowest	(1.17%) (quarter ended June 30, 2016)

Average Annual Total Returns - Castlemaine Long/Short Fund	1 Year	Since Inception	Inception Date
Castlemaine Long/Short Fund Shares	1.90%	1.89%	Dec. 28, 2015
Castlemaine Long/Short Fund Shares | After Taxes on Distributions	1.90%	1.89%	Dec. 28, 2015
Castlemaine Long/Short Fund Shares | After Taxes on Distributions and Sales	1.08%	1.44%	Dec. 28, 2015
HRFX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)	0.10%	(0.22%)	Dec. 28, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").

Castlemaine Market Neutral Fund
CASTLEMAINE MARKET NEUTRAL FUND SUMMARY
INVESTMENT OBJECTIVE
The Castlemaine Market Neutral Fund (the "Fund") seeks total return, consisting of income and capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Castlemaine Market Neutral Fund Castlemaine Market Neutral Fund Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Castlemaine Market Neutral Fund Castlemaine Market Neutral Fund Shares
Management Fees	1.24%
Distribution and/or Service (12b-1) Fees	none
Dividend expense on securities sold short	0.49%
Brokerage expense on securities sold short	0.92%
Other operating expenses	10.45%
Other Expenses	11.86%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	13.11%	[1]
Less Management Fee Reductions and/or Expense Reimbursements	(10.20%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	2.91%
[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses".
[2]	Castlemaine LLC (the "Adviser") has contractually agreed, until December 31, 2018, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) to 1.49% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 31, 2018, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Castlemaine Market Neutral Fund | Castlemaine Market Neutral Fund Shares | USD ($)	294	2,758	4,839	8,732

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 110% of the average value of its portfolio. The turnover rate is high due to the Fund's investment strategy.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by using a market neutral strategy, which the Fund defines as a strategy that attempts create a portfolio that has a low correlation to the fluctuation in the general United States ("U.S.") equity markets. The Adviser seeks to implement this strategy by investing in long and short positions of equity securities and options on securities.

The Adviser will allocate the Fund's assets among different asset classes and markets using a top-down risk-allocation approach to portfolio construction. The Fund's asset allocation is derived from the Adviser's view on global macroeconomic factors such as central bank interest rate policies, economic growth, equity market risk factors, and political risks. The Adviser uses these factors to determine overall gross and net exposure to various assets and markets. The Adviser generally seeks to build a portfolio of offsetting investments where securities are paired with other securities that often exhibit a high negative correlation of price movement. Therefore, as the value of securities markets increase (or decrease), the value of the paired asset will inversely decrease (or increase), which generates a market-neutral return. The Fund's portfolio will alternate between net long (i.e., the market value of the Fund's long positions will be greater than the market value of the Fund's short positions) and net short (i.e., the market value of the Fund's short positions will be greater than the market value of the Fund's long positions) exposure depending on market conditions. This investment latitude allows the Adviser to have the flexibility in balancing the risk and return profile of the Fund.

Long and Short Securities Strategy. The Fund primarily invests in both long and short positions in equity securities of both U.S. and foreign issuers (i.e., issuers that are economically tied to countries outside of the U.S.), including issuers from emerging markets. The Fund's securities investments include common stocks, other investment companies such as exchange-traded funds ("ETFs"), and depositary receipts such as American Depositary Receipts ("ADRs"). Additionally, The Fund will typically hedge its currency exposure through foreign currency forward contracts ("forwards"). The Fund may invest in issuers of any size and it may focus on economic sector; although the sectors that the Fund focuses on may change over time. The Fund's strategies rely on leverage, with most of the Fund's leverage exposure coming from short positions and forwards.

Options on Securities Strategy. The Fund will also write (sell) call and put options on equity indexes or ETFs, including covered call and put options. The Fund may sell call options on broad-based or sector-specific U.S. and foreign securities. The Fund may also buy put options, on both individual securities and indices, to help protect it from potential market declines.

The Fund may sell investments to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund's portfolio.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategies depend largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be complete investment program. The principal risks of an investment in the Fund are generally described below.

Asset Allocation Risk. The Fund invests in a broad array of asset classes and may allocate assets to that underperforming asset classes. For example, the Fund may be overweight in a certain asset class when that asset class' market is falling and the markets for other asset classes are rising.

Derivatives Risk. The use of derivative instruments (e.g., forwards and options) requires special skills and knowledge of investment techniques that are different from those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund's return. Derivative instruments may be difficult to value and subject to wide swings in valuation caused by changes in the value of the underlying asset. In addition, the cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

In addition, the Fund's use of derivatives creates economic leverage, which can magnify the Fund's potential for gain or loss and therefore amplify the effect of market volatility on the Fund's share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•	Counterparty Risk. The Fund's investment in derivatives involves the risks that the counterparty will default on its obligation to pay the Fund.

•	Forwards Risk. Forwards are agreements to buy or sell a specific currency at a future date and at a price set at the time of the transaction. Forwards are a type of derivative instrument that are individually negotiated and privately traded agreements. Although forwards may reduce the risk of loss from a change in value of a currency, they also limit any potential gains, do not protect against fluctuations in the value of the underlying security, and are subject to additional risk of loss or depreciation due to: unanticipated adverse changes in interest rates, indices, and currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a forward and the underlying currency; and tax constraints on closing out positions. The loss on forwards may substantially exceed the amount invested in these instruments.

•	Options Risk. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Options are subject to correlation risk because there may be an imperfect correlation between the options and the underlying asset that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser's ability to correctly predict future price fluctuations and the degree of correlation between the options and such assets. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Equity Securities Risk. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.

•	Large-Capitalization Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Small-Capitalization and Mid-Capitalization Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-capitalization companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. In addition, small- and mid-capitalization companies may be traded over-the-counter ("OTC") and the frequency and volume of their trading is less than is typical of large-capitalization companies. Due to these and other factors, stocks of small- and mid-capitalization companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF's shares may differ from its net asset value ("NAV"). This difference in price may be because the supply and demand in the market for ETF shares is not always identical to the supply and demand for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund's NAV is reduced for undervalued ETFs it holds and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. Certain securities comprising the indices tracked by the ETF may temporarily be unavailable, which may further impede the ETF's ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF's advisory fees and operational expenses.

Foreign Investments Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign markets can be volatile. Foreign investments may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of higher taxes. Investments in foreign securities involve risks such as differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. The foregoing risks are more pronounced in investments in securities of issuers that are located in or have substantial operations in emerging market countries.

•	Currency Risk. The value of the Fund's foreign investments, as measured in U.S. dollars, is affected by changes in currency exchange rates and exchange control regulations. As a result, the Fund's exposure to foreign currencies may reduce its returns. Trading of foreign currencies also includes the risk of clearing and settling trades, which, if prices are volatile, may be difficult.

•	Depositary Receipts Risk. Depositary Receipts are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

•	Emerging Markets Risk. Investments in emerging markets involve all of the risks of foreign investments (see below), and have additional risks. The markets of developing countries have been more volatile than the markets of developed countries. Many emerging markets companies are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems.

High Portfolio Turnover Risk. To the extent that the Fund makes investments on a shorter-term basis (including in derivative instruments and instruments with a maturity of one year or less at the time of acquisition), the Fund will likely trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Leverage Risk. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a "when-issued" basis or purchasing derivative instruments, the Fund has the risk of magnified capital losses from losses affecting the underlying asset. Leverage may involve the creation of a liability that requires the Fund to pay interest. As a result of these risks, the NAV of the Fund employing leverage will be more volatile and sensitive to market movements.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell at their fair value. Investments in derivatives, foreign investments, restricted securities, and small- and mid-capitalization securities tend to involve greater liquidity risk.

Market Neutral Strategy Risk. The Fund's "market neutral" investment strategy may not be successful in limiting expose to the equity markets as a whole or in generating any income. The Fund's use of long positions in combination with short sales and options may not be successful and may result in greater losses or lower returns than if the Fund held only long positions. When there is a bull market (i.e., most equity securities are increasing in value), the Fund is expected to underperform the market due in part to the Fund's short positions, which will likely lose money.

Market Risk. The market value of the securities and derivatives in the Fund's portfolio may fluctuate resulting from factors affecting an individual company, a market sector, or other factors such as changing economic, political, or overall financial market conditions. Moreover, changing economic, political, or overall financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in such country or geographic region.

Short Sales Risk. Short sales in securities that the Fund does not own expose it to the risks associated with those securities, and, therefore, such positions are speculative. The Fund may incur a loss because of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. Short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment.

Tax Risk. The Fund's investments and investment strategies, including transactions in derivatives, may be subject to special and complex federal income tax provisions, the effect of which may limit the allowance of or convert the classification of certain losses or deductions; accelerate income to the Fund; subject the Fund to higher tax rates; or change the classification of the Fund's income. In addition, it is possible that some or a substantial portion of the gains distributed may be categorized as short-term capital gains, which are subject to higher tax rates and long-term capital gains.

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-594-0006.

The Fund's year-to-date return through September 30, 2017 is 6.65%.   Quarterly Returns During This Time Period
Highest	2.99% (quarter ended December 31, 2016)

Lowest	0.30% (quarter ended March 31, 2016)

Average Annual Total Returns - Castlemaine Market Neutral Fund	1 Year	Since Inception	Inception Date
Castlemaine Market Neutral Fund Shares	6.80%	6.76%	Dec. 28, 2015
Castlemaine Market Neutral Fund Shares | After Taxes on Distributions	6.80%	6.76%	Dec. 28, 2015
Castlemaine Market Neutral Fund Shares | After Taxes on Distributions and Sales	3.85%	5.15%	Dec. 28, 2015
HRFX EH: Equity Market Neutral Index (reflects no deduction for fees, expenses or taxes)	(5.08%)	(5.07%)	Dec. 28, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").

Castlemaine Multi-Strategy Fund
CASTLEMAINE MULTI-STRATEGY FUND SUMMARY
INVESTMENT OBJECTIVE
The Castlemaine Multi-Strategy Fund (the "Fund") seeks capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Castlemaine Multi-Strategy Fund Castlemaine Multi-Strategy Fund Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Castlemaine Multi-Strategy Fund Castlemaine Multi-Strategy Fund Shares
Management Fees	1.24%	[1]
Distribution and/or Service (12b-1) Fees	none
Brokerage expense on securities sold short	0.03%
Other operating expenses	11.31%
Other Expenses	11.34%
Acquired Fund Fees and Expenses	2.14%
Total Annual Fund Operating Expenses	14.72%	[2]
Less Management Fee Reductions and/or Expense Reimbursements	(11.55%)	[3]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	3.17%
[1]	The Fund will not be subject to a management fee on that portion of the Fund's net assets invested in other investment companies advised by the Castlemaine LLC (the "Adviser"). The portion of the Fund invested in other investments (investments other than investments in investment companies advised by the Adviser) will be subject to a management fee of 1.24%.
[2]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses".
[3]	The Adviser has contractually agreed, until December 31, 2018, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short) costs to organize the Fund, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) to 0.99% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reduces and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 31, 2018, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Castlemaine Multi-Strategy Fund | Castlemaine Multi-Strategy Fund Shares | USD ($)	320	3,033	5,245	9,146

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by using a flexible allocation strategy that includes both direct investments in securities and investments in affiliated and unaffiliated investment companies, including mutual funds, closed-end funds, and exchange-traded funds ("ETFs"), that employ various investment strategies as discussed below. Typically, Fund's portfolio will consist of at least 50% of its net assets invested in affiliated funds (i.e., investment companies advised by the Adviser), including Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, and other funds that may be managed by the Adviser in the future. The balance of the Fund's portfolio will normally be invested in unaffiliated funds and directly in equity securities that provide exposure to other strategies. The Adviser may change the Fund's target allocation between strategies and between affiliated fund and unaffiliated funds (including adding or deleting funds) without prior approval or notice to shareholders.

In implementing its investment strategy, the Fund will rely on Section 12(d)(1)(G) and Rule 12d1-2 under the Investment Company Act of 1940, as amended (the "1940 Act"). Section 12(d)(1)(G) and Rule 12d1-2 impose certain investment limitations on the Fund's investment in affiliated funds and generally limit the Fund's investments to affiliated funds, certain types of unaffiliated funds, government securities, short-term paper, securities, and money market funds.

Fund-of-Funds Strategy. Through the "fund-of-funds" strategy, the Fund seeks a portfolio of underlying investment companies that are intended to provide the optimal mix of performance and volatility. The Adviser normally will allocate the Fund's fund-of-funds assets across four or more of the following strategies:

•	Long/Short Equity – The Fund will invest in both the long and short sides of equity markets.

•	Event Driven – The Fund will seek to profit from the price difference between a security's current market price and the anticipated value to be delivered through the successful completion of an extraordinary corporate transaction or other event such as a merger, spin-off, recapitalization, tender offer, or other restructurings.

•	Market Neutral – The Fund will seek to profit from exploiting pricing relationships between different equities, bonds, or other related securities while typically hedging exposure to overall equity market movements.

•	Emerging Markets Long/Short – The Fund will invest in both the long and short sides of securities of issuers that are economically tied to emerging markets.

•	Macro-Risk Parity – This strategy will invest globally across stocks, bonds, currencies, and commodities. It will allocate smaller amounts of capital to riskier assets and larger amounts of capital to less risky assets. Unlike a traditional portfolio that seeks investment diversification by invested capital, this strategy will seek an investment allocation that targets a specific level of volatility or risk.

•	Global Macro – This strategy will seek to profit from investing in changes in currencies, commodity prices, debt and equity securities, and market volatility in global economies and asset classes.

•	Unconstrained Bonds – This strategy invests across a broad range of global debt sectors with a goal of generating income while preserving capital. Interest rate risk will be dynamically monitored and portfolio duration will vary and could be negative at times. This strategy will invest across the entire credit spectrum from highly-rated government obligations to below-investment-grade bonds (also known as "junk bonds"). This strategy may invest in derivatives such as forwards, futures, options, and swaps, including credit default swaps. The derivative investments may allow the strategy to obtain long or short exposures to select currencies, interest rates, countries, duration, or credit risks.

•	Managed Futures – This strategy will invest across a broad range of listed futures contracts and options.

•	Convertible Arbitrage – This strategy will invest in convertible securities, short positions on equity securities, and listed options on equity securities. This strategy seeks to find technical or fundamental mispricing by identifying changes in credit ratings or the volatility profile of the underlying securities.

•	Capital Structure Arbitrage – This strategy seeks to generate returns through a portfolio of offsetting investments where securities are paired with other securities that often exhibit a high negative correlation of price movement. Therefore, as the value of securities markets increase (or decrease), the value of the paired asset will inversely decrease (or increase), which generate a market-neutral return.

Direct Investment Strategy. The Fund may also make direct investments in both long and short positions in equity securities of domestic and foreign issuers (i.e., those issuers that are economically tied to a foreign market), including issuers from emerging markets. The types of equity securities in with the Fund may make direct investments include common stocks, depositary receipts, and options on these securities. The Fund's direct investment strategy will seek to gain exposure to investment strategies other than those listed above, or to reduce the Fund's portfolio risk by employing hedging strategies, particularly for interest rate risk. The Fund may invest in issuers of any size. The Fund expects to use leverage, which will vary and is expected to be used for investment exposure and risk management; most of the Fund's leverage exposure will come from short positions and forwards.

Since under normal market conditions a significant majority of the Fund's assets will be invested in affiliated and unaffiliated investment companies, the Fund is a "fund-of-funds". The term "fund of funds" is typically used to describe mutual funds, such as the Fund, who primary investment strategy involves investment in other investment companies. The Fund may sell investments to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund's portfolio.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be complete investment program. The principal risks of an investment in the Fund are generally described below.

Asset Allocation Risk. The Fund invests in a broad array of asset classes and may allocate assets to that underperforming asset classes. For example, the Fund may be overweight in a certain asset class when that asset class' market is falling and the markets for other asset classes are rising.

Equity Securities Risk. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.

•	Large-Capitalization Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Small-Capitalization and Mid-Capitalization Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-capitalization companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. In addition small- and mid-capitalization companies may be traded over-the-counter ("OTC") and the frequency and volume of their trading is less than is typical of large-capitalization companies. Due to these and other factors, stocks of small- and mid-capitalization companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF's shares may differ from its net asset value ("NAV"). This difference in price may be because the supply and demand in the market for ETF shares is not always identical to the supply and demand for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund's NAV is reduced for undervalued ETFs it holds and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. Certain securities comprising the indices tracked by the ETF may temporarily be unavailable, which may further impede the ETF's ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF's advisory fees and operational expenses.

Foreign Investments Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign markets can be volatile. Foreign investments may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of higher taxes. Investments in foreign securities involve risks such as differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. The foregoing risks are more pronounced in investments in securities of issuers that are located in or have substantial operations in emerging market countries. ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

•	Currency Risk. The value of the Fund's foreign investments, as measured in U.S. dollars, is affected by changes in currency exchange rates and exchange control regulations. As a result, the Fund's exposure to foreign currencies may reduce its returns. Trading of foreign currencies also includes the risk of clearing and settling trades, which, if prices are volatile, may be difficult.

•	Depositary Receipts Risk. Depositary Receipts, including ADRs, are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

•	Emerging Markets Risk. Investments in emerging markets involve all of the risks of foreign investments (see below), and have additional risks. The markets of developing countries are generally more volatile than the markets of developed countries. Many emerging markets companies are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems.

Fund-of-Funds Structure Risk. The Fund's investment strategy is subject to the limitations on the types of securities the Fund is allowed to invest in under the 1940 Act, including the limitations under Section 12(d)(1)(G) and Rule 12d1-2, as discussed above. These limitations may restrict the ability of the Fund to invest in certain investments that other investment companies can invest in or that the Adviser would otherwise wish to purchase for the Fund.

In addition, investments in ETFs and other investment companies (e.g., open end and closed end mutual funds) subject the Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. In addition, under the 1940 Act, the Fund is subject to restrictions that may limit the amount of any particular ETF or other investment company that the Fund may own. Further, the Fund is indirectly subject to the risks associated with the types of investments being made by underlying ETF or other investment company in which the Fund may invest, such as:

•	Underlying Equity Funds Risk. Underlying equity funds are subject to the risk that stock prices will fall (or rise for short positions) due to an issuer's performance or economic trends or developments that affect the issuer's industry or sector. Such price changes may result in a decline the value of the underlying fund's shares. The risks of investing in underlying equity funds include risks specific to their investment strategies, such as investment-style risk and specific market capitalization risks.

•	Underlying Debt Funds Risk. The prices of an underlying debt fund's securities are affected by economic trends and developments, particularly interest rate changes, as well as investor perceptions on the creditworthiness of individual issuers, including governments. In addition to interest rate risk, other principal risks of underlying debt funds include call risk, credit quality risk, and liquidity risk.

•	Underlying Liquid Alternative Funds Risk. Underlying liquid alternative funds invest in equity and debt securities, along with derivatives, such as forwards, futures, options, or swaps. The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in securities. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy. An underlying fund may not fully benefit from or may lose money on derivative investments.

Leverage Risk. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a "when-issued" basis, the Fund has the risk of magnified capital losses from losses affecting the underlying asset. Leverage may involve the creation of a liability that requires the Fund to pay interest. As a result of these risks, the NAV of the Fund employing leverage will be more volatile and sensitive to market movements.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell at their fair value. Investments in foreign investments, restricted securities, and small- and mid-capitalization securities tend to involve greater liquidity risk.

Options Risk. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Options are subject to correlation risk because there may be an imperfect correlation between the options and the underlying asset that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser's ability to correctly predict future price fluctuations and the degree of correlation between the options and such assets. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Market Risk. The market value of the securities in the Fund's portfolio may fluctuate resulting from factors affecting an individual company, a market sector, or other factors such as changing economic, political, or overall financial market conditions. Moreover, changing economic, political, or overall financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in such country or geographic region.

Tax Risk. The Fund's investments and investment strategies, including transactions that may be subject to special and complex federal income tax provisions, the effect of which may limit the allowance of or convert the classification of certain losses or deductions; accelerate income to the Fund; subject the Fund to higher tax rates; or change the classification of the Fund's income. In addition, it is possible that some or a substantial portion of the gains distributed may be categorized as short-term capital gains, which are subject to higher tax rates and long-term capital gains.

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-594-0006.

The Fund's year-to-date return through September 30, 2017 is 3.50%.

Quarterly Returns During This Time Period

Highest	2.40% (quarter ended March 31, 2016)

Lowest	(2.10%) (quarter ended December 31, 2016)

Average Annual Total Returns - Castlemaine Multi-Strategy Fund	1 Year	Since Inception	Inception Date
Castlemaine Multi-Strategy Fund Shares	2.80%	2.78%	Dec. 28, 2015
Castlemaine Multi-Strategy Fund Shares | After Taxes on Distributions	2.80%	2.78%	Dec. 28, 2015
Castlemaine Multi-Strategy Fund Shares | After Taxes on Distributions and Sales	1.58%	2.12%	Dec. 28, 2015
HRFX EH: Multi-Strategy Index (reflects no deduction for fees, expenses or taxes)	8.12%	8.06%	Dec. 28, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").

Marshfield Concentrated Opportunity Fund
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE

The Marshfield Concentrated Opportunity Fund (the "Fund") seeks the dual goals of capital preservation and the long-term growth of principal, while targeting a pattern of performance at variance with that of the market.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Marshfield Concentrated Opportunity Fund Marshfield Concentrated Opportunity Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Marshfield Concentrated Opportunity Fund Marshfield Concentrated Opportunity Fund Shares
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.92%
Total Annual Fund Operating Expenses	2.87%
Less Management Fee Reductions and/or Expense Reimbursements	(1.77%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.10%	[1]
[1]	Marshfield Associates, Inc. (the "Adviser") has contractually agreed, until January 1, 2019, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) to an amount not exceeding 1.10% of the Fund's average daily net assets. Management Fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and/or expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to January 1, 2019, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until January 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Marshfield Concentrated Opportunity Fund | Marshfield Concentrated Opportunity Fund Shares | USD ($)	112	721	1,357	3,067

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks the dual goals of capital preservation and long-term growth of principal, while targeting a pattern of performance at variance with that of the market. The Fund seeks to achieve its investment objective by investing principally in a portfolio of common stocks of companies traded on United States ("U.S.") securities exchanges or over-the-counter markets that exhibit low valuations based on the Adviser's analysis of the companies' intrinsic value. The Fund may invest in companies of any capitalization size, including large-cap, mid-cap, and small-cap companies. The Fund will typically hold from 16 to 24 equity securities plus a cash position. The cash position will, on average, be in the range of 0-25% of the portfolio and will be an output of the Adviser's buy and sell decisions, not a tactical maneuver.

The Adviser generally develops a list of U.S. exchange-traded and over-the-counter companies for consideration to purchase using its proprietary screening process as described below. The Adviser performs a bottom-up analysis to identify companies that the Adviser believes are: (i) in an industry that allows the company to earn high returns on equity over time; (ii) imbued with a functional and resilient corporate culture; and (iii) trading at a price that is below the Adviser's estimated intrinsic value of the company.

The Adviser's screening process generally involves:

•	Rigorous analysis that entails developing an understanding of the ecosystem in which a company operates. The Adviser seeks to review all relevant materials about a company and its industry such as journal articles and securities filings, talk with the management personnel of both the subject company and its competitors, and research the economics underlying the relevant industry or industries in order to have a deep understanding of how the company works.

•	Determining the value of the company, which the Adviser conducts using conservative assumptions. The Adviser stress tests its valuation based upon a series of different scenarios and sets a target price that incorporates a substantial discount between the company's market price and the Adviser's estimate of the company's value (i.e. intrinsic value).

•	Selecting portfolio investments in companies that the Adviser believes: (i) are in an industry that allows the company to earn high returns on equity over time, (ii) pass the Adviser's tests of corporate culture (the internal compass expressed by the company's attitude toward customers and shareholders), industry structure (attributes like competitive rivalry and the discipline to remain focused on maintaining and exploiting advantages) and management quality (integrity, courage and resolve) and (iii) are trading at a price that is below the Adviser's estimate intrinsic value of the company.

•	Continuous review of all Fund holdings with ongoing monitoring of the financial performance of each company in the portfolio as well as analysis of whether each holding is performing as the Adviser's conceptual case suggested.

The Adviser's approach emphasizes the potential long-term health of a company rather than the short-term performance of the company. The Adviser normally purchases stock in a company with the intention of holding the investment for an extended period of time. However, the Adviser may sell a portfolio holding if it determines any of the following circumstances exist:

•	The company fails to perform as anticipated;

•	The company's or the relevant industry's outlook has changed for the worse;

•	Systemic risk to the portfolio should be limited, as with too great an exposure to a single industry or sector of the economy;

•	A company's stock becomes excessively overvalued in relationship to its intrinsic value; or

•	The Adviser decides to readjust the size of the Fund's investment in the company's stock (e.g. the company's stock comprises too great a portion of the Fund, such as if the value of the company's stock exceeds 20% of the Fund's portfolio).

The Fund may hold out-of-favor stocks rather than popular ones. The Fund's portfolio will be focused and therefore may at times hold stocks in only a few companies. While the Adviser does not intend to focus on any particular sector or industry in making investments for the Fund, at any given time the Fund may have a substantial investment in a particular sector or industry if the Adviser determines such investment to be the best available for the Fund. The Adviser is willing to hold cash and will buy stocks opportunistically when prices are attractive in the Adviser's estimation.

The Fund is a "non-diversified fund," which means that it may invest more of its assets in the securities of a single issuer or a small number of issuers than a diversified fund.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategies depend largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock's value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company's share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Equity Securities Risk. Equity prices are volatile and the value of such securities in the Fund's portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Under such circumstances, price of the Fund's shares will also decline.

•	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Small-Capitalization and Mid-Capitalization Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-capitalization companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. In addition, in many instances, small- and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of large-capitalization companies. Due to these and other factors, stocks of small- and mid-capitalization companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance.

Management Style Risk. The portfolio manager's method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser's investment process and there is no guarantee that the Adviser's judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Industry and Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund's shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund's share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors.

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company's true business value or because the Adviser's assessment of the company's prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund's value investment style may go out of favor with investors, negatively affecting the Fund's performance.

Non-Diversified Status Risk. The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund's performance.

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (once available) and by showing how the Fund's average annual total returns for one year, and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-855-691-5288 or by visiting www.marshfieldfunds.com.

The Fund's year-to-date return through September 30, 2017 is 16.80%.

Quarterly Returns During This Time Period

Highest: 7.88% (quarter ended December 31, 2016)

Lowest: (0.81%) (quarter ended June 30, 2016)

Average Annual Total Returns - Marshfield Concentrated Opportunity Fund	1 Year	Since Inception	Inception Date
Marshfield Concentrated Opportunity Fund Shares	14.78%	13.09%	Dec. 28, 2015
Marshfield Concentrated Opportunity Fund Shares | After Taxes on Distributions	14.62%	12.93%	Dec. 28, 2015
Marshfield Concentrated Opportunity Fund Shares | After Taxes on Distributions and Sales	8.50%	9.98%	Dec. 28, 2015
S&P 500 Total Return Index	11.96%	10.06%	Dec. 28, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").

Topturn OneEighty Fund
TOPTURN ONEEIGHTY FUND SUMMARY
INVESTMENT OBJECTIVE
The Topturn OneEighty Fund (the "Fund") seeks long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Topturn OneEighty Fund Topturn OneEighty Fund Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Topturn OneEighty Fund Topturn OneEighty Fund Shares
Management Fees	1.00%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.82%
Acquired Fund Fees and Expenses	0.22%
Total Annual Fund Operating Expenses	2.04%	[2]
Less Management Fee Reductions and/or Expense Reimbursements	(0.07%)	[3]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.97%	[1]
[1]	"Management Fees", "Total Annual Fund Operating Expenses", and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements" have been restated to reflect a contractual reduction in the Management Fee due to Topturn Fund Advisors, LLC (the "Adviser") under the Fund's Investment Advisory Agreement (the "Advisory Agreement") with the Adviser from 1.25% to 1.00% effective July 21, 2017.
[2]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses".
[3]	Topturn Fund Advisors, LLC, (the "Adviser") has contractually agreed, until January 1, 2019, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, costs to organize the Fund, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) to an amount not exceeding 1.75% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to January 1, 2019, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until January 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Topturn OneEighty Fund | Topturn OneEighty Fund Shares | USD ($)	200	633	1,092	2,363

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 303% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by using a tactical allocation approach to invest the Fund's assets across various equity and fixed income asset classes in U.S. and foreign securities markets. The Fund executes this strategy by investing primarily in exchange-traded funds ("ETFs") or baskets of securities (i.e. groups of securities related by index or sector made available through certain brokers at a discount brokerage rate) that invest in at least one of the following asset classes:

•	U.S. Common Stocks

•	Foreign Common Stocks

•	Emerging Market Common Stocks

•	Government Bonds

•	Corporate Bonds

•	International Bonds (which may include international corporate bonds and/or sovereign bonds)

•	Emerging Market Bonds (which may include international corporate bonds and/or sovereign bonds)

•	High Yield Bonds (also known as "Junk Bonds")

•	Money Market Instruments

The Adviser begins portfolio construction by using a proprietary quantitative model to identify prevailing cyclical trends (approximately 12-24 month time horizon) in the above asset classes. The Adviser then considers the expected risk and return potential for the asset classes using economic, fundamental, and technical analysis. Using this information, the Adviser invests the core position of the portfolio (approximately 60%) in ETFs or baskets of securities that provide index exposure to the asset classes that the Adviser believes provide the most attractive return opportunities and sizes those positions based on relative attractiveness among the various asset classes, and the expected volatility risk of the portfolio.

The balance of the portfolio (approximately 40%) is generally invested in short-term (1-3 month time horizon) trading opportunities with the Adviser relying on a proprietary trading model to identify expected directional price movements in the U.S. equity and fixed income markets. This model generates signals derived from market data, including: pricing trends and movements and market volatility. The Adviser uses these signals to invest in index ETFs or baskets of securities designed to capitalize on these price movements and sizes the positions based on relative attractiveness among the underlying markets and on the expected direction (higher or lower) of the price action.

In selecting ETFs for the Fund, the Adviser considers, among other factors, the following:

•	Liquidity: ETFs that rank high in relative liquidity.

•	Tracking Error: ETFs with the low tracking error to its applicable index (i.e. the measure of how closely a portfolio follows the index to which it is benchmarked).

•	Cost: ETFs with lower expense ratios, while maintaining liquidity and tracking error requirements.

Since the Fund will invest primarily in ETFs, the Fund is considered a "fund of funds." The term "fund of funds" is typically used to describe mutual funds, such as the Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds.

While the Fund typically invests in ETFs, the Fund may also purchase baskets of securities when the Adviser believes an investment in basket of securities offers a more attractive investment opportunity for the Fund than investing in a similar ETF or the Fund is unable to find an appropriate ETF in which it can invest.

The Fund will generally sell securities when the allocation models and/or the Adviser's analysis indicates that more attractive investment opportunities exist or that asset class size positions need to be adjusted.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Asset Allocation Risk. The Fund invests in a broad array of asset classes and may allocate assets to an asset class that underperforms other asset classes. For example, the Fund may be overweight in equity-related investments when the stock market is falling and the fixed income market is rising.

Corporate Debt Securities Risk. The Fund's debt securities investments may include corporate debt securities. Corporate debt obligations purchased by the Fund may be any credit quality, maturity or yield. Accordingly, the Fund's debt securities may include "investment grade" securities (those rated at least Baa by Moody's Investor's Service, Inc. ("Moody's"), BBB by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch") or, if not rated, of equivalent quality in the Adviser's opinion). In addition, the Fund's debt securities may include lower-rated debt securities including, without limitation, high-yield and/or junk bonds rated below Baa by Moody's or BBB by S&P's or Fitch. The Fund's fixed income securities investments are subject to risks of non-payment of interest and principal, the risk that bond demand in the marketplace will decrease periodically, and the risk that ratings of the various credit services (and the Adviser's independent assessments of the securities creditworthiness) are or may become inaccurate.

Derivatives Risk. The Fund may invest in ETFs and investment companies that invest in derivatives which will expose the Fund to certain risks associated with such investments. Losses from derivative instruments may be substantial because a relatively small movement in the price of an underlying security, instrument, commodity or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility of the Fund. Derivative investments will typically increase the Fund's exposure to principal risks to which the Fund is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Forward Currency Exchange Contract Risk. Forward currency exchange contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction, or the inability of the Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Fund may suffer losses from these transactions.

Futures Contracts Risk. The loss that may be incurred in futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value ("NAV"). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement on each futures contract. Futures transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Options Risk. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF's shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Investments in ETFs are also subject to the following additional risks:

Investment Limitation. Under the 1940 Act, the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the "SEC") that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

Expenses. Since the Fund is a "fund of funds," your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund's distributions and therefore may increase the amount of your tax liability.

Market Value Risk. The market value of an ETF's shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund's NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Tracking Risk. Index-based Fund investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Fund investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund investment's ability to track its applicable indices or match its performance.

Sampling Risk. Index-based Fund investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund investment could result in a greater decline in NAV than would be the case if the Fund investment held all of the securities in the underlying index.

Fund of Funds Structure Risk. Investments in ETFs and other investment companies (e.g. open end and closed end mutual funds) subject the Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. In addition, under the 1940 Act, the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

Fixed Income Securities Risk. There are risks associated with the potential investment of the Fund's assets in fixed income investments, which include credit risk, interest rate risk, and maturity risk. These risks could affect the value of investments of the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments. Additional information about fixed income risks can be found in the Fund's Statement of Additional Information ("SAI").

Credit Risk. Credit risk is the risk that the issuer of a debt security (including corporate, government and mortgage-backed securities) will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer fails to pay interest, the Fund's income will be reduced. If the issuer fails to repay principal, the value of that debt security and of the Fund's shares may be reduced. To the extent the Fund invests in lower rated debt securities (such as high-yield securities), the Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated debt securities.

High-Yield Bond Risk. High-yield bonds, also known as junk bonds, are debt securities rated below Baa by Moody's and BBB by S&P or Fitch, and are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated debt securities. High-yield bonds are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These debt securities are considered below investment grade. The retail secondary market for these securities may be less liquid than that of higher-rated debt securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's NAV. These risks can reduce the value of the Fund's shares and the income it earns.

Interest Rate Risk. The value of the Fund's debt securities will generally vary inversely with the direction of the prevailing interest rates. A rise in interest rates will normally cause the value of debt securities to decrease. Consequently, changes in interest rates may have a significant effect on the Fund, especially if the Fund is holding a significant portion of its assets in debt securities that are particularly sensitive to interest rate fluctuations, such as debt securities with long-term maturities, zero coupon bonds, and debentures. The Fund may be subject to greater risk of rising interest rates due to the current period of historically low interest rates.

Maturity Risk. The value of the Fund's fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries, the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country and greater price volatility. In addition, the dividend and interest payable on certain foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security's underlying foreign currency.

Emerging Markets Risk. Investments in emerging markets involve all of the risks of foreign investments (see below), and also have additional risks. The Fund considers "emerging markets" generally to include those included in the MSCI Emerging Markets index or the FTSE Emerging Markets stock index. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.

Foreign Government Debt Obligation Risk. Investments in sovereign debt obligations involve special risks which are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the NAV of the Fund, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

Investment Style and Management Risk. The Adviser's method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund's style may go out of favor with investors, negatively affecting the Fund's performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Market Risk. Market risk refers to the risk that the value of securities in the Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser's control, including fluctuation in interest rates, the quality of the Fund's investments, economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, prices of securities can change drastically and you could lose money over short or long term periods.

Portfolio Turnover Risk. As a result of its trading strategy, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of net short-term capital gains. If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund's taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. As a result of its trading strategies, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be greater than 100%.

Small- and Mid-Capitalization Company Risk. Investments in small-capitalization and mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of small- and mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuation. In addition, the securities of small- and mid-capitalization companies may trade less frequently and carry less volume than that of larger companies. Because small- and mid-capitalization companies normally have fewer shares outstanding than larger companies, it may be difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small-capitalization and mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

U.S. Government Obligations Risk. Securities issued by the U.S. Government or its agencies are subject to risks related to the creditworthiness of the U.S. Government. In addition, such securities may be not be backed by the "full faith and credit" of the U.S. Government, but rather by a right to borrow from the U.S. Government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. Government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Sector Risk. The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund's NAV per share.

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-261-2884 or by visiting the Fund's website at www.topturnfunds.com.

The Fund's year-to-date return through September 30, 2017 is 8.04%.

Quarterly Returns During This Time Period

Highest	2.66% (quarter ended March 31, 2016)

Lowest	(0.85%) (quarter ended December 31, 2016)

Average Annual Total Returns - Topturn OneEighty Fund	1 Year	Since Inception	Inception Date
Topturn OneEighty Fund Shares	4.90%	5.16%	Sep. 01, 2015
Topturn OneEighty Fund Shares | After Taxes on Distributions	4.70%	4.91%	Sep. 01, 2015
Topturn OneEighty Fund Shares | After Taxes on Distributions and Sales	2.95%	3.90%	Sep. 01, 2015
Morningstar Diversified Alternatives Index (reflects no deduction for fees, expenses or taxes)	2.31%	1.61%	Sep. 01, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").